Commitments and Contingencies - Unconditional Purchase Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Provisions, Contingent Liabilities, And Contingent Assets [Abstract]
Contracts for capital expenditures	$ 635	$ 1,136
Total	635	1,136
Due within the next 12 months	$ 434	$ 349